UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 15, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   11
Form 13F Information Table Value Total:   $229,326,963

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Arbitron Inc.		  	  COM        03875Q108     15,584           361,071     SH             SOLE	            361,071
Macy's Inc.	                  COM        55616P104      7,783           337,499     SH             SOLE                 337,499
Hot Topic Inc. 			  COM        441339108      2,263           525,185     SH             SOLE                 525,185
Office Depot, Inc.		  COM        676220106     18,454         1,670,065     SH             SOLE               1,670,065
Cadence Design Systems.		  COM        127387108    101,353         9,489,949     SH             SOLE               9,489,949
Limited Brands Inc.		  COM        532716107     30,499         1,783,558     SH             SOLE               1,783,558
Quest Software Inc.               COM        74834T103      3,218           246,208     SH             SOLE                 246,208
The McGraw-Hill Companies, Inc.   COM        580645109     31,361           848,748     SH             SOLE                 848,748
Papa John's International Inc.    COM        698813102      8,015           331,049     SH             SOLE                 331,049
Steven Madden, Ltd.               COM        556269108      5,484           320,175     SH             SOLE                 320,175
CA, Inc.	                  COM        12673P105      5,313           236,119     SH             SOLE                 236,119

                            TOTAL                         229,327